LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.38%
Automobiles–2.36%
†Tesla, Inc.	16,169	$2,842,349
		2,842,349
Beverages–2.71%
Coca-Cola Europacific Partners PLC	3,957	276,792
Keurig Dr Pepper, Inc.	12,021	368,684
†Monster Beverage Corp.	9,015	534,409
PepsiCo, Inc.	11,907	2,083,844
		3,263,729
Biotechnology–3.79%
Amgen, Inc.	4,643	1,320,098
†Biogen, Inc.	1,259	271,478
Gilead Sciences, Inc.	10,792	790,514
†Moderna, Inc.	3,310	352,714
†Regeneron Pharmaceuticals, Inc.	935	899,928
†Vertex Pharmaceuticals, Inc.	2,238	935,506
		4,570,238
Chemicals–1.61%
Linde PLC	4,172	1,937,143
		1,937,143
Commercial Services & Supplies–0.90%
Cintas Corp.	878	603,212
†Copart, Inc.	8,329	482,416
		1,085,628
Communications Equipment–1.45%
Cisco Systems, Inc.	35,079	1,750,793
		1,750,793
Diversified Financial Services–0.52%
†PayPal Holdings, Inc.	9,285	622,002
		622,002
Electric Utilities–1.23%
American Electric Power Co., Inc.	4,558	392,444
Constellation Energy Corp.	2,743	507,043
Exelon Corp.	8,659	325,319
Xcel Energy, Inc.	4,809	258,484
		1,483,290
Electronic Equipment, Instruments & Components–0.25%
CDW Corp.	1,163	297,472
		297,472
Energy Equipment & Services–0.24%
Baker Hughes Co.	8,671	290,478
		290,478
Entertainment–2.48%
Electronic Arts, Inc.	2,316	307,264
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Netflix, Inc.	3,749	$2,276,880
†Take-Two Interactive Software, Inc.	1,478	219,468
†Warner Bros Discovery, Inc.	21,136	184,517
		2,988,129
Food & Staples Retailing–2.68%
Costco Wholesale Corp.	3,844	2,816,230
†Dollar Tree, Inc.	1,887	251,254
Walgreens Boots Alliance, Inc.	7,471	162,046
		3,229,530
Food Products–1.00%
Kraft Heinz Co.	10,509	387,782
Mondelez International, Inc. Class A	11,665	816,550
		1,204,332
Health Care Equipment & Supplies–2.01%
†Dexcom, Inc.	3,340	463,258
GE HealthCare Technologies, Inc.	3,945	358,640
†IDEXX Laboratories, Inc.	720	388,749
†Intuitive Surgical, Inc.	3,052	1,218,023
		2,428,670
Hotels, Restaurants & Leisure–3.05%
†Airbnb, Inc. Class A	3,795	626,023
Booking Holdings, Inc.	296	1,073,853
†DoorDash, Inc. Class A	3,261	449,105
Marriott International, Inc. Class A	2,508	632,793
Starbucks Corp.	9,808	896,353
		3,678,127
Industrial Conglomerates–0.96%
Honeywell International, Inc.	5,650	1,159,662
		1,159,662
Interactive Media & Services–9.61%
†Alphabet, Inc. Class A	19,766	2,983,282
†Alphabet, Inc. Class C	19,021	2,896,138
Meta Platforms, Inc. Class A	11,740	5,700,709
		11,580,129
IT Services–0.45%
Cognizant Technology Solutions Corp. Class A	4,313	316,100
†MongoDB, Inc.	625	224,150
		540,250
Life Sciences Tools & Services–0.16%
†Illumina, Inc.	1,377	189,090
		189,090
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–0.47%
PACCAR, Inc.	4,539	$562,337
		562,337
Media–1.92%
†Charter Communications, Inc. Class A	1,258	365,613
Comcast Corp. Class A	34,327	1,488,076
Sirius XM Holdings, Inc.	33,288	129,157
†Trade Desk, Inc. Class A	3,855	337,004
		2,319,850
Multiline Retail–6.32%
†Amazon.com, Inc.	34,840	6,284,439
†MercadoLibre, Inc.	439	663,750
†PDD Holdings, Inc. ADR	5,786	672,623
		7,620,812
Oil, Gas & Consumable Fuels–0.25%
Diamondback Energy, Inc.	1,546	306,371
		306,371
Pharmaceuticals–0.28%
AstraZeneca PLC ADR	5,045	341,799
		341,799
Professional Services–1.30%
Automatic Data Processing, Inc.	3,559	888,825
Paychex, Inc.	3,129	384,241
Verisk Analytics, Inc.	1,242	292,777
		1,565,843
Real Estate Management & Development–0.28%
†CoStar Group, Inc.	3,538	341,771
		341,771
Road & Rail–0.87%
CSX Corp.	16,972	629,152
Old Dominion Freight Line, Inc.	1,886	413,619
		1,042,771
Semiconductors & Semiconductor Equipment–23.38%
†Advanced Micro Devices, Inc.	13,998	2,526,499
Analog Devices, Inc.	4,296	849,706
Applied Materials, Inc.	7,198	1,484,444
ASML Holding NV	748	725,912
Broadcom, Inc.	4,015	5,321,521
†GLOBALFOUNDRIES, Inc.	4,745	247,262
Intel Corp.	36,628	1,617,859
KLA Corp.	1,172	818,724
Lam Research Corp.	1,136	1,103,703
Marvell Technology, Inc.	7,489	530,820
Microchip Technology, Inc.	4,681	419,932
Micron Technology, Inc.	9,563	1,127,382
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	8,385	$7,576,351
NXP Semiconductors NV	2,222	550,545
†ON Semiconductor Corp.	3,702	272,282
QUALCOMM, Inc.	9,668	1,636,792
Texas Instruments, Inc.	7,877	1,372,252
		28,181,986
Software–16.60%
†Adobe, Inc.	3,916	1,976,014
†ANSYS, Inc.	754	261,759
†Atlassian Corp. Class A	1,364	266,130
†Autodesk, Inc.	1,853	482,558
†Cadence Design Systems, Inc.	2,358	733,998
†Crowdstrike Holdings, Inc. Class A	1,972	632,203
†Datadog, Inc. Class A	2,658	328,529
†Fortinet, Inc.	6,610	451,529
Intuit, Inc.	2,426	1,576,900
Microsoft Corp.	24,923	10,485,605
†Palo Alto Networks, Inc.	2,799	795,280
Roper Technologies, Inc.	927	519,899
†Synopsys, Inc.	1,322	755,523
†Workday, Inc. Class A	1,811	493,950
†Zscaler, Inc.	1,285	247,529
		20,007,406
Specialty Retail–0.83%
†O'Reilly Automotive, Inc.	511	576,858
Ross Stores, Inc.	2,917	428,099
		1,004,957
Technology Hardware, Storage & Peripherals–7.37%
Apple, Inc.	51,794	8,881,635
		8,881,635
Textiles, Apparel & Luxury Goods–0.34%
†Lululemon Athletica, Inc.	1,049	409,792
		409,792
Trading Companies & Distributors–0.32%
Fastenal Co.	4,957	382,383
		382,383
Wireless Telecommunication Services–1.39%
T-Mobile U.S., Inc.	10,282	1,678,228
		1,678,228
Total Common Stock (Cost $86,196,674)		119,788,982

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.85%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	1,026,564	$1,026,564
Total Money Market Fund (Cost $1,026,564)		1,026,564

TOTAL INVESTMENTS–100.23% (Cost $87,223,238)	$120,815,546
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(277,822)
NET ASSETS APPLICABLE TO 9,328,784 SHARES OUTSTANDING–100.00%	$120,537,724

†Non-income producing.

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
3	E-mini NASDAQ 100	$1,108,500	$1,114,262	6/21/24	$—	$(5,762)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$119,788,982	$—	$—	$119,788,982
Money Market Fund	1,026,564	—	—	1,026,564
Total Investments	$120,815,546	$—	$—	$120,815,546
Derivatives:

Liabilities:
Futures Contract	$(5,762)	$—	$—	$(5,762)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund–4